CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues
Cost of revenues
Gross profit
Operating expenses
Selling, general and administrative expenses	161,534	280,351	427,132	2,240,437
Total operating expenses	161,534	280,351	427,132	2,240,437
Loss from operations	(161,534)	(280,351)	427,132	2,240,437
Other expense (income)
Change in fair value of derivative liability	(1,136,000)	45,000	2,090,500	(7,348,389)
Change in warrant liability	(851,000)	(178,500)	993,000	(1,782,000)
Loss on disposal of fixed assets			97,555
Loss on write off of prepaid expense				315,000
Financing costs				63,000
Loss on conversion of notes payable	753,406	85,241	62,106
Amortization of original issue discount	216,386	482,234	1,089,902	2,303,973
Gain on settlement of accrued expenses				(12,000)
Interest expense	265,977	215,757	1,000,866	2,008,670
Total other expense (income)	751,231	649,732	5,333,929	(4,451,746)
Income tax expense
Net (Loss) Income	$ 589,697	$ (930,083)	$ (5,761,061)	$ 2,211,309
Net Loss per common share, basic	$ (0.00)	$ (0.00)
Weighted average common shares outstanding, basic	729,067,488	648,640,637	800,543,896	737,263,858
Weighted average common shares outstanding, basic and diluted	1,062,623,257	648,640,637		1,420,563,361
Net Loss per common share, diluted